Note 7 - Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Securities Sold Under Agreements to Repurchase [Text Block]

7.         Securities Sold Under Agreements to Repurchase

The Company enters into agreements under which it sells securities subject to an obligation to repurchase the same or similar securities. Under these arrangements, the Company may transfer legal control over the assets but still retain effective control through an agreement that entitles and obligates the Company to repurchase the assets.

As a result, these repurchase agreements are accounted for as collateralized financing agreements (i.e., secured borrowings) and not as a sale and subsequent repurchase of securities. The obligation to repurchase the securities is reflected as a liability in the Company’s Consolidated Balance Sheets, while the securities underlying the repurchase agreements remain in the respective investment securities asset accounts. In other words, there is no offsetting or netting of the investment securities assets with the repurchase agreement liabilities.

The following table presents the liabilities subject to an enforceable master netting arrangement or repurchase agreements as of December 31, 2024 and 2023 (dollars in thousands):

Gross Amounts Not Offset
in the Balance Sheets
Net Amounts
	Gross Amounts	Gross Amounts	of Liabilities		Cash
	of Recognized	Offset in the	Presented in the	Financial	Collateral
December 31, 2024	Liabilities	Balance Sheets	Balance Sheets	Instruments	Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,143	$-	$1,143	$1,143	$-	$-

Gross Amounts Not Offset
in the Balance Sheets
Net Amounts
	Gross Amounts	Gross Amounts	of Liabilities		Cash
	of Recognized	Offset in the	Presented in the	Financial	Collateral
December 31, 2023	Liabilities	Balance Sheets	Balance Sheets	Instruments	Pledged	Net Amount

Repurchase agreements:
Commercial customers (a)	$1,231	$-	$1,231	$1,231	$-	$-

(a)	As of December 31, 2024 and 2023, the fair value of securities pledged in connection with repurchase agreements was $1,154,000 and $1,364,000, respectively.